Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share (EPS)
Summary of earnings per share (EPS)

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Issued Class A shares as of January 1	206,849	206,572	177,627
Effect of Class A shares issued	346	222	7,890
Effect of options and warrants exercised or exercisable	519	—	19
Effect of treasury shares held	(197)	(246)	—
Effect of shares issued related to a business combination	—	—	1,133
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670
Effect of unvested RSUs, options, and warrants	19,129	15,619	2,003
Weighted-average number of Class A shares as of December 31 (diluted)	226,646	222,167	188,673

	Years Ended December 31,
in thousands of shares	2023	2022	2021
Issued Class B shares as of January 1	903,671	903,671	903,671
Weighted-average number of Class B shares as of December 31 (basic and diluted)	903,671	903,671	903,671

	Years Ended December 31,
in €‘000	2023	2022	2021
Profit attributable to Class A shares owners	24,152	7,580	8,744
Profit attributable to Class B shares owners	10,503	3,311	3,825
Profit attributable to owners of the Company	34,655	10,891	12,569

	Years Ended December 31,
	2023	2022	2021
Basic EPS from profit attributable to Class A shares owners	0.12	0.04	0.05
Diluted EPS from profit attributable to Class A shares owners	0.11	0.03	0.05
Basic and diluted EPS from profit attributable to Class B shares owners	0.01	0.00	0.00

	Years Ended December 31,
in €‘000	2023	2022	2021
Loss from discontinued operations attributable to Class A shares owners	(524)	—	—
Loss from discontinued operations attributable to Class B shares owners	(227)	—	—
Loss from discontinued operations attributable to owners of the Company	(751)	—	—

	Years Ended December 31,
	2023	2022	2021
Basic EPS from discontinued operations attributable to Class A shares owners	(0.00)	—	—
Diluted EPS from discontinued operations attributable to Class A shares owners	(0.00)	—	—
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	(0.00)	—	—

	Years Ended December 31,
in €‘000	2023	2022	2021
Profit for the year from continuing operations attributable to Class A shares owners	24,675	7,580	8,744
Profit for the year from continuing operations attributable to Class B shares owners	10,731	3,311	3,825
Profit for the year from continuing operations attributable to owners of the Company	35,406	10,891	12,569

	Years Ended December 31,
	2023	2022	2021
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.12	0.04	0.05
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.11	0.03	0.05
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.01	0.00	0.00